Leases (Details) - Schedule of balance sheet information related to operating lease	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Schedule Of Balance Sheet Information Related To Operating Lease Abstract
Right-of-use assets	¥ 31,403,688	$ 4,509,044	¥ 6,463,320
Operating lease liabilities – current	18,079,265	2,595,880	3,698,233
Operating lease liabilities – non-current	13,276,535	1,906,288	2,539,151
Total operating lease liabilities	¥ 31,355,800	$ 4,502,168	¥ 6,237,384